SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 873,327	$ 168,179
Additions	1,959,447	705,148
Balance at end of the year	2,832,774	873,327	$ 168,179
Reversal	2,315,017	696,639	(22,522)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year		23,563
Balance at end of the year			$ 23,563
Reversal		$ (23,563)